Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment

Note 5 — Property and Equipment

Property and equipment consists of the following at March 31, 2026 and December 31, 2025:

	2026	2025

Machinery and Equipment	$35,045,729	$34,541,704
Building and Leasehold Improvements	5,483,617	5,483,616
Land	130,000	130,000
Office Furniture and Equipment	2,295,749	2,295,748
Tooling	169,408	169,307
Vehicles	24,059	24,059
	43,148,562	42,644,434
Less: Accumulated Depreciation	34,011,413	33,471,731

Property and Equipment, Net	$9,137,149	$9,172,703

Depreciation expenses were $539,682 and $710,804 for the three months ended March 31, 2026 and 2025, respectively.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 5 Property and Equipment

Property and equipment consists of the following at December 31:

	2025	2024

Machinery and Equipment	$34,541,704	$34,430,556
Building and Leasehold Improvements	5,483,616	5,483,616
Land	130,000	130,000
Office Furniture and Equipment	2,295,748	2,295,749
Tooling	169,307	163,381
Vehicles	24,059	24,059
	42,644,434	42,527,361
Less: Accumulated Depreciation	33,471,731	30,858,502

Property and Equipment, Net	$9,172,703	$11,668,859

Depreciation expenses were approximately $2,766,000 and $2,769,000 for the years ended December 31, 2025 and 2024, respectively.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024